Cover Document	Jul. 28, 2023	Apr. 28, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 28, 2023
Entity Registrant Name	NEWELL BRANDS INC
Entity Incorporation, State or Country Code		DE
Entity File Number		1-9608
Entity Tax Identification Number		36-3514169
Entity Address, Address Line One	6655 Peachtree Dunwoody Road
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	418-7000
Title of 12(b) Security		Common stock, $1 par value per share
Trading Symbol		NWL
Security Exchange Name		NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000814453